Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Arcos Dorados Holdings Inc.' Shareholders [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Losses [Member]	Non Controlling Interests [Member]	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]
Balance at Dec. 31, 2011	$ 679,629	$ 678,621	$ 5,734	$ 336,707	$ (148,389)	$ 1,008	$ 351,654	$ 132,915
Balance of Common stock shares at Dec. 31, 2011	209,529,412						129,529,412	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	114,588	114,332		114,332		256
Other comprehensive losses	(10,411)	(10,432)			(10,432)	21
Dividends to Arcos Dorados Holdings Inc.'s shareholders ($0.24 per share)	(50,036)	(50,036)		(50,036)
Stock-based compensation related to the 2011 Equity Incentive Plan	12,900	12,900	12,900
Dividends on restricted share units under the 2011 Equity Incentive Plan	(242)	(242)		(242)
Dividends to non-controlling interests	(118)					(118)
Balance at Dec. 31, 2012	746,310	745,143	18,634	400,761	(158,821)	1,167	351,654	132,915
Balance of Common stock shares at Dec. 31, 2012	209,529,412						129,529,412	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	53,872	53,854		53,854		18
Other comprehensive losses	(60,066)	(59,914)			(59,914)	(152)
Dividends to Arcos Dorados Holdings Inc.'s shareholders ($0.24 per share)	(50,036)	(50,036)		(50,036)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(7,166)				7,166
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							338,014
Stock-based compensation related to the 2011 Equity Incentive Plan	5,782	5,782	5,782
Dividends on restricted share units under the 2011 Equity Incentive Plan	(292)	(292)		(292)
Dividends to non-controlling interests	(271)					(271)
Balance at Dec. 31, 2013	695,299	694,537	17,250	404,287	(218,735)	762	358,820	132,915
Balance of Common stock shares at Dec. 31, 2013	209,867,426						129,867,426	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	(109,028)	(109,333)		(109,333)		305
Other comprehensive losses	(83,837)	(83,732)			(83,732)	(105)
Dividends to Arcos Dorados Holdings Inc.'s shareholders ($0.24 per share)	(50,036)	(50,036)		(50,036)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(6,881)				6,881
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							348,617
Stock-based compensation related to the 2011 Equity Incentive Plan	6,163	6,163	6,163
Acquisition of non-controlling interests	(750)	(558)	(558)			(192)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(127)	(127)		(127)
Dividends to non-controlling interests	(97)					(97)
Balance at Dec. 31, 2014	$ 457,587	$ 456,914	$ 15,974	$ 244,791	$ (302,467)	$ 673	$ 365,701	$ 132,915
Balance of Common stock shares at Dec. 31, 2014	210,216,043						130,216,043	80,000,000